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                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24F-2

Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

                                    GE FUNDS

                    c/o GE Investment Management Incorporated

                               3003 Summer Street

                               Stamford, CT 06905

2. Name of each series or class of funds for which this notice is filed:

                                  GE US EQUITY

                                GE GLOBAL EQUITY

                             GE STRATEGIC INVESTMENT

                                  GE TAX-EXEMPT

                                 GE FIXED INCOME

                                 GE MONEY MARKET

                             GE INTERNATIONAL EQUITY

                               GE SHORT TERM GOVT.

3.   Investment Company Act File Number:            No.  811-7142

     Securities Act File Number:                    No.  33 - 51308





4. Last day of fiscal year for which this notice is filed: September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under the rule 24f-2(a)(1), if applicable (see instruction A.6):



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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule

     24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                    Shares -

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                    Shares -

                                 Dollar Amount -

9. Number and aggregate sale price of securities sold during the fiscal year:

                               Shares 188,976,859

                            Dollar Amount 466,288,633


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                               Shares 188,976,859

                            Dollar Amount 466,288,633

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see

     Instruction B.7):

                                Shares 4,537,414

                            Dollar Amount 15,696,419



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12. Calculation of registration Fee:

      (i)  Aggregate sale price of securities sold during the fiscal year in reliance on 24f-2 (from item 10):

                                $ 466,288,633.00

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from item 11 if applicable:

                                + $ 15,696,419.00

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                               - $ 325,158,532.00

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                      + $ -



     (v) Net aggregate sale price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                 $ 156,826,520



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    (vi) Multiplier prescribed by Section 6(b) of the Securities act of 1933 or other applicable law or regulation (see Instruction C.6):

                                    x 1/3300

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)] :

                                    $ 47,523

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other

     Procedures (17 CFR 202.3a).

                                      [ x ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                November 18, 1996

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



Jeffrey A. Groh, Mutual Fund Controller  /s/ Jeffrey A. Groh
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By (Signature and Title)*                Jeffrey A. Groh, Mutual Fund Controller


Date  November 18, 1996

* Please print the name and title of the signing officer below the signature.

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